Investments in Equity Investees	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Investments in Equity Investees [Abstract]
Investments in Equity Investees

Note 3 – Investment in Equity Investees

CONTADO is the largest merchant acquirer and ATM network in the Dominican Republic. The Company used the equity method of accounting to account for its 19.99% equity interest in CONTADO. As a result of the acquisition of the equity interest in CONTADO in 2011, the Company calculated an excess cost of the investment in CONTADO over the amount of underlying equity in net assets of approximately $9.0 million, which was mainly attributed to customer relationships, trademark and goodwill intangibles. The Company’s excess basis allocated to amortizable assets is recognized on a straight-line basis over the lives of the appropriate intangibles. The Company recognized $66,000 as equity in CONTADO’s net income, net of amortization, in the unaudited consolidated statements of income and comprehensive income for the three months ended March 31, 2012.

Note 7—Investments in Equity Investees

The Predecessor financial statements include an equity ownership in CONTADO and in Serfinsa. However, the Company did not acquire these interests at closing of the Merger, which were retained by a subsidiary of Popular and therefore not reflected in the balance sheet as of December 31, 2010.

CONTADO is the largest merchant acquirer and ATM network in the Dominican Republic. In the predecessor period, the investment in CONTADO was carried under the equity method of accounting. The equity in CONTADO’s net income recognized in the combined statements of income for the nine months ended September 30, 2010 and the year ended December 31, 2009 was approximately $1.9 million and $3.5 million, respectively. Dividends received, net of tax, were approximately $1.9 million for the year ended December 31, 2009. No dividends were received from CONTADO during the nine months ended September 30, 2010.

On March 31, 2011, the Company acquired 19.99% equity interest in CONTADO and used the equity method of accounting to account for its investment. As a result of 2011 CONTADO’s acquisition, the Company preliminarily calculated an excess cost of the investment in CONTADO over the amount of underlying equity in net assets of approximately $9.0 million, which was mainly attributed to customer relationships, trademark and goodwill intangibles. The Company’s excess basis allocated to amortizable assets is recognized on a straight-line basis over the lives of the appropriate intangibles. Amortization expense for the year ended December 31, 2011 amounted to approximately $0.3 million was recorded as earnings of equity method investments in the consolidated statement of income. The Company recognized $0.8 million as equity in CONTADO’s net income, net of amortization, in the consolidated statement of income for the year ended December 31, 2011.

CONTADO fiscal year ends December 31 and is reported in the consolidated statement of income for the period subsequent to the acquisition date on a one month lag. No significant event occurred in these operations subsequent to November 30, 2011 that would have materially affected our reported results. As of December 31, 2011, CONTADO’s current assets, noncurrent assets, current liabilities and noncurrent liabilities amounted approximately to $33.2 million, $26.9 million, $41.5 million and $20,000, respectively. For the year ended December 31, 2011, CONTADO’s total revenues, income from operations and net income amounted to approximately $36.6 million, $7.2 million and $8.3 million, respectively.

In the predecessor period, the investment in the equity interest of Serfinsa was carried under the equity method of accounting. On June 29, 2011, all of the Serfinsa shares were sold to the shareholders of Serfinsa. See Note 3 for additional information regarding CONTADO and Serfinsa.

EVERTEC held an equity participation of 19.99% in Inmediata Health Group, Corp. (“IHGC”) after selling certain assets and liabilities of its health division on April 1, 2008 to this entity in exchange for the 19.99% ownership. In April 2010, the 19.99% ownership in IHGC was sold resulting in a pre-tax gain of approximately $2.3 million.